Basis of Presentation and Significant Accounting Policies - Goodwill and Other Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill		$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years